S000005530 [Member] Expense Example - Wilmington Enhanced Dividend Income Strategy Fund	Apr. 30, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 622
Expense Example, with Redemption, 3 Years	900
Expense Example, with Redemption, 5 Years	1,199
Expense Example, with Redemption, 10 Years	2,045
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	$ 1,027